Interim Statement Presentation (Tables)	9 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2023
Accounting Policies [Abstract]
Schedule of cash and short-term investment

	May 31,	August 31,
	2024	2023
Cash	$841,098	$492,610
Short-term investments	4,000,000	5,500,000
	$4,841,098	$5,992,610

	August 31,
	2023	2022
Cash	$492,610	$8,077,849
Short-term investments	5,500,000	—
	$5,992,610	$8,077,849

Schedule of prepaid expenses and other current assets

	May 31,	August 31,
	2024	2023
Prepaid expenses	$—	$24,250
Prepaid insurance premium	39,777	67,833
Interest income receivable (a)	51,850	149,585
Equipment deposit refund receivable (b)	608,705	—
Total	$700,332	$241,668

(a)	Relates to interest receivable in short term deposits as described above under NOTE 2 – Interim Statement Presentation, “Short-term Investments.”
(b)	For additional information, see NOTE 5 – Property and Equipment

Schedule of estimated useful lives

Estimated
Useful Lives (Years)
Computer equipment and software	3-5
Equipment, furniture and fixtures	5

Schedule of computation of diluted losses per share

	Years Ended August 31,
	2023	2022
Stock options	4,207,400	6,761,400
Warrants	16,666,667	19,281,917
	20,874,067	26,043,317

Schedule of exchange rates

		Approximate weighted		Approximate weighted
		average exchange rate		average exchange rate
	Exchange rate at	For the year ended	Exchange rate at	For the year ended
Currency	August 31, 2023	August 31, 2023	August 31, 2022	August 31, 2022
Korean Won	1,324.00	1,321.29	1,342.00	1,230.36